Note 6 - Deferred Costs (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Costs Deferred in Year	$ 2.2	$ 1.6
Amortization of Financing Costs	$ 2.4	$ 1.9